Cover	Jul. 08, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39875
Entity Registrant Name	STARDUST POWER INC.
Entity Central Index Key	0001831979
Entity Tax Identification Number	99-3863616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 E. Putnam Ave
Entity Address, Address Line Two	Suite 378
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	08630
City Area Code	(800) 742 3095
Local Phone Number	742 3095
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SDST
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	SDSTW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	200 Park Avenue 32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Information, Former Legal or Registered Name	Global Partner Acquisition Corp II